Vert Global Sustainable Real Estate ETF
Schedule of Investments
September 30, 2024 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 99.2%	Shares	Value
DIVERSIFIED REITs - 7.1%
Activia Properties, Inc.	229	$523,511
American Assets Trust, Inc.	20,869	557,620
British Land Co. PLC	357,455	2,087,615
Charter Hall Long Wale REIT	284,931	790,684
Covivio SA	22,335	1,359,762
Cromwell European Real Estate Investment Trust (a)	60,019	107,174
Daiwa House REIT Investment Corp.	929	1,529,499
Empire State Realty Trust, Inc. - Class A	53,349	591,107
GPT Group	779,008	2,691,378
Growthpoint Properties Australia Ltd.	118,508	219,514
Growthpoint Properties Ltd.	1,452,574	1,182,627
Hulic Reit, Inc.	541	525,720
ICADE	14,859	440,122
KDX Realty Investment Corp.	1,607	1,698,674
Land Securities Group PLC	282,929	2,470,581
Merlin Properties Socimi SA	131,738	1,671,683
Mirvac Group	1,588,540	2,369,409
Mori Trust Reit, Inc.	607	276,681
Nomura Real Estate Master Fund, Inc.	1,546	1,544,487
NTT UD REIT Investment Corp.	577	462,681
Picton Property Income Ltd.	151,733	151,831
Redefine Properties Ltd.	2,650,988	767,644
Schroder Real Estate Investment Trust Ltd.	148,475	103,163
Sekisui House Reit, Inc.	1,708	907,494
Stockland	960,926	3,493,210
Suntec Real Estate Investment Trust	873,300	905,998
Tokyu REIT, Inc.	317	343,727
Tritax EuroBox PLC (b)	353,805	335,050
		30,108,646

HEALTH CARE REITs- 11.9%
Aedifica SA	19,710	1,383,629
Alexandria Real Estate Equities, Inc. (c)	61,010	7,244,937
Assura PLC	1,091,895	622,459
Cofinimmo SA	15,445	1,137,664
Healthpeak Properties, Inc.	273,758	6,260,845
Ventas, Inc. (c)	165,614	10,620,826
Welltower, Inc.	180,451	23,103,142
		50,373,502

HOTEL & RESORT REITs - 1.9%
CapitaLand Ascott Trust	1,115,100	848,068
DiamondRock Hospitality Co. (c)	80,841	705,742
Hoshino Resorts REIT, Inc.	100	342,911
Host Hotels & Resorts, Inc. (c)	282,768	4,976,717
Japan Hotel REIT Investment Corp.	1,885	942,236
RLJ Lodging Trust	48,012	440,750
		8,256,424

INDUSTRIAL REITs - 17.9%
Advance Logistics Investment Corp.	283	239,395
Americold Realty Trust, Inc.	111,967	3,165,307
CapitaLand Ascendas REIT	1,534,900	3,424,192
Dexus Industria REIT	22,306	44,877
Dream Industrial Real Estate Investment Trust	52,319	559,226
Frasers Logistics & Commercial Trust	1,270,700	1,139,863
GLP J-Reit	1,795	1,665,244
Goodman Group	694,174	17,813,781
Goodman Property Trust	452,653	591,841
Industrial & Infrastructure Fund Investment Corp.	920	769,239
Japan Logistics Fund, Inc.	314	601,702
LaSalle Logiport REIT	806	807,465
LXP Industrial Trust	120,140	1,207,407
Mapletree Logistics Trust	1,364,700	1,554,183
Mitsubishi Estate Logistics REIT Investment Corp.	190	490,143
Mitsui Fudosan Logistics Park, Inc.	182	540,122
Nippon Prologis REIT, Inc.	879	1,512,932
Prologis Property Mexico SAB de CV	350,161	1,150,054
Prologis, Inc.	162,871	20,567,350
Rexford Industrial Realty, Inc. (c)	89,579	4,506,719
Segro PLC	520,432	6,101,212
SOSiLA Logistics REIT, Inc.	306	247,726
STAG Industrial, Inc. (c)	75,568	2,953,953
TF Administradora Industrial S de RL de CV	314,268	609,874
Tritax Big Box REIT PLC	915,473	1,953,693
Warehouses De Pauw CVA	69,486	1,856,538
		76,074,038

OFFICE REITs - 6.6%
Allied Properties Real Estate Investment Trust	19,000	284,378
Brandywine Realty Trust	66,296	360,650
BXP, Inc. (c)	61,261	4,929,060
CLS Holdings PLC	15,840	19,760
Cromwell Property Group	647,533	202,152
Derwent London PLC	38,334	1,235,088
Dexus (a)	417,978	2,197,992
Dream Office Real Estate Investment Trust	3,508	58,945
Gecina SA	18,793	2,168,697
Great Portland Estates PLC	153,080	730,986
Hudson Pacific Properties, Inc.	36,698	175,416
Inmobiliaria Colonial Socimi SA	109,031	758,089
Japan Prime Realty Investment Corp.	323	786,951
Japan Real Estate Investment Corp.	513	2,047,840
JBG SMITH Properties	31,650	553,242
Kilroy Realty Corp. (c)	40,581	1,570,485
Manulife US Real Estate Investment Trust	752,209	93,274
Nippon Building Fund, Inc.	3,155	2,907,082
NSI NV	9,879	227,124
Orix JREIT, Inc.	1,015	1,089,933
Precinct Properties New Zealand Ltd. (a)	570,564	457,407
SL Green Realty Corp. (c)	26,909	1,873,135
Vornado Realty Trust	68,282	2,690,311
Workspace Group PLC	64,887	565,733
		27,983,730

RESIDENTIAL REITs - 14.8%
Advance Residence Investment Corp.	546	1,284,459
Altarea SCA	1,773	212,914
AvalonBay Communities, Inc. (c)	58,111	13,089,503
Care Property Invest NV	6,667	106,848
Centerspace	4,709	331,843
Dream Residential Real Estate Investment Trust	2,600	19,032
Equity LifeStyle Properties, Inc.	72,424	5,166,728
Equity Residential	139,773	10,407,498
Essex Property Trust, Inc.	26,001	7,681,215
Home Reit PLC (a)(d)	255,956	32,650
Irish Residential Properties REIT PLC	77,602	77,860
Killam Apartment Real Estate Investment Trust	23,142	359,562
Mid-America Apartment Communities, Inc. (c)	46,875	7,448,438
Minto Apartment Real Estate Investment Trust (b)	11,500	143,777
Sun Communities, Inc.	51,023	6,895,758
UDR, Inc. (c)	129,983	5,893,429
UMH Properties, Inc.	25,598	503,513
UNITE Group PLC	165,332	2,084,613
Veris Residential, Inc.	31,690	565,983
Xior Student Housing NV	6,822	257,723
		62,563,346

RETAIL REITs - 16.5%
Brixmor Property Group, Inc.	119,534	3,330,217
CapitaLand Integrated Commercial Trust	2,282,556	3,774,586
Carmila SA	26,911	536,406
Charter Hall Retail REIT	221,249	554,105
Choice Properties Real Estate Investment Trust	71,734	803,387
Eurocommercial Properties NV	18,079	502,407
Federal Realty Investment Trust	29,407	3,380,923
First Capital Real Estate Investment Trust	42,825	594,373
Frasers Centrepoint Trust	469,100	841,599
Hammerson PLC	151,871	647,702
Immobiliare Grande Distribuzione SIIQ SpA (a)	20,822	58,561
Japan Metropolitan Fund Invest	2,726	1,840,965
Kimco Realty Corp.	271,790	6,310,964
Kiwi Property Group Ltd.	591,640	348,198
Klepierre SA	86,998	2,858,442
Lar Espana Real Estate Socimi SA	19,055	171,193
Lendlease Global Commercial REIT	881,046	415,782
Macerich Co.	87,258	1,591,586
Mapletree Pan Asia Commercial Trust	821,500	948,377
Mercialys SA	38,177	516,401
Regency Centers Corp.	70,677	5,105,000
RioCan Real Estate Investment Trust	62,813	947,577
Scentre Group	2,092,512	5,298,638
Shaftesbury Capital PLC	560,635	1,106,952
Simon Property Group, Inc.	121,615	20,555,367
Unibail-Rodamco-Westfield	48,071	4,216,848
Vastned Belgium NV	37	1,301
Vastned Retail NV	4,372	117,836
Vicinity Ltd.	1,513,645	2,320,704
Wereldhave Belgium Comm VA	447	24,744
Wereldhave NV	15,258	253,386
		69,974,527

SPECIALIZED REITs - 22.5%
American Tower Corp.	92,860	21,595,521
Big Yellow Group PLC	71,529	1,216,584
Charter Hall Social Infrastructure REIT	146,810	290,271
Digital Realty Trust, Inc.	127,278	20,597,399
Equinix, Inc.	23,319	20,698,644
Extra Space Storage, Inc. (c)	86,563	15,597,787
Iron Mountain, Inc.	119,937	14,252,114
Safestore Holdings PLC	80,292	966,063
		95,214,383
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $347,975,835)		420,548,596

SHORT-TERM INVESTMENTS - 14.3%
Investments Purchased with Proceeds from Securities Lending - 14.1%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (e)	59,869,352	59,869,352

Money Market Funds - 0.2%	Shares
Invesco Government & Agency Portfolio - Class Institutional, 4.85% (e)	731,962	731,962
TOTAL SHORT-TERM INVESTMENTS (Cost $60,601,314)		60,601,314

TOTAL INVESTMENTS - 113.5% (Cost $408,577,149)		481,149,910
Liabilities in Excess of Other Assets - (13.5)%		(57,345,640)
TOTAL NET ASSETS - 100.0%		$423,804,270

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
PLC - Public Limited Company

SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
S de RL de CV - Sociedad de Responsabilidad Limitada de Capital Variable CVA - coöperatieve vennootschap aansprakelijkheid
NV - Naamloze Vennootschap
SCA - Societate în comandită pe acţiuni
SpA - Soceita per azioni
VA - Vennootschap op Aandelen

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $478,827 or 0.1% of the Fund’s net assets.

(c)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $58,573,844 which represented 13.8% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $32,650 or 0.0% of net assets as of September 30, 2024.

(e)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Vert Global Sustainable Real Estate ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Real Estate Investment Trusts	$420,515,946	$–	$32,650	$420,548,596
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	59,869,352
Money Market Funds	731,962	–	–	731,962
Total Investments	$421,247,908	$–	$32,650	$481,149,910

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.